Basis of Preparation and Summary of Significant accounting Policies - Additional Information1 (Detail) - Number	10 Months Ended	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2022
USD LIBOR [Member]
Disclosure of detailed information about intangible assets [line items]
Number of new USD LIBOR products originated	0
Software [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful lives of intangible assets other than goodwill		5 years
Software [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful lives of intangible assets other than goodwill		10 years
Contract based [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful lives of intangible assets other than goodwill		8 years
Contract based [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful lives of intangible assets other than goodwill		15 years
Core deposit and customer relationship intangibles [Member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful lives of intangible assets other than goodwill		3 years
Core deposit and customer relationship intangibles [Member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful lives of intangible assets other than goodwill		16 years